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                                ROPES & GRAY LLP
                                ONE METRO CENTER
                              700 12TH STREET, N.W.
                                    SUITE 900
                              WASHINGTON, DC 20005

                   WRITER'S DIRECT DIAL NUMBER: (202) 508-4622
                                December 1, 2006

VIA EDGAR

Valerie J. Lithotomos, Esq.
Alison White, Esq.
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         Re: BB&T Funds (File Nos. 33-49098 and 811-06719):
             Pre-Effective Amendment to Registration Statement on Form N-14
             --------------------------------------------------------------
             filed November 15, 2006_(Registration No. 333-138724)
             -----------------------------------------------------

         Re: BB&T Variable Insurance Funds (File Nos. 333-121205 and 811-21682):
             Pre-Effective Amendment to Registration Statement on Form N-14
             --------------------------------------------------------------
             filed November 15, 2006_ (Registration No. 333-138725)
             ------------------------------------------------------

Dear Sir or Madam:

         On behalf of BB&T Funds and BB&T Variable Insurance Funds (the "Registrants"), registered open-end management investment companies, accompanying this letter for filing is a pre-effective amendments to the Registration Statements on Form N-14 filed November 15, 2006 (the "Registration Statement").

         The Prospectus/Proxy Statement contained in the Registration Statement will be furnished in connection with a joint special meeting of shareholders of the BB&T Large Cap Growth Fund (the "Large Cap Growth Fund") and BB&T Large Cap Growth VIF (the "Large Cap Growth VIF"), to be held on January 24, 2007, at which time the shareholders of the Large Cap Growth Fund and Large Cap Growth VIF will be asked to vote on the proposed reorganization with and into the BB&T Large Cap Fund (the "Large Cap Fund") and BB&T Large Cap VIF (the "Large Cap VIF"), respectively.

         The proposed combination will be followed by the dissolution of the Large Cap Growth Fund and Large Cap Growth VIF and the distribution in liquidation of shares of the Large Cap Fund and Large Cap VIF, as applicable. Included in the Registration Statement is the form of proxy for the January 24, 2007 joint meeting of shareholders of the Large Cap Growth Fund and Large Cap Growth VIF. Pro forma financial information for the Large Cap Fund will be filed by amendment.

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Filing Desk
Securities and Exchange Commission
December 1, 2006
Page 2

         No registration fee is being paid at the time of this filing because each of BB&T Funds and BB&T Variable Insurance Funds has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of its shares.

         The Registrants expect to request acceleration of the Registration Statement as of 5:00 p.m. Washington, D.C. time, Friday, December 15, 2006 or as soon as practicable thereafter. The Registrants' requests for acceleration are filed herewith.

         Ropes & Gray LLP has acted as counsel to BB&T Funds and BB&T Variable Insurance Funds in connection with the preparation of the Registration Statement.

         Please call me at 202-508-4622 or Alyssa Albertelli at 202-508-4667 if you have any questions regarding this filing.


                                   Sincerely,


                                   /s/ Alexandra Oprescu
                                   ---------------------
                                   Alexandra Oprescu